PIMCO Funds
Supplement Dated May 15, 2026 to the International Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged), PIMCO International Bond Fund (Unhedged) and PIMCO International Bond Fund (U.S. Dollar-Hedged) (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, the following is added to the end of the first paragraph of the “Principal Investment Strategies” section of PIMCO Emerging Markets Currency and Short-Term Investments Fund’s Fund Summary in the Prospectus:
As used above, “currencies” refers to foreign currencies held on a spot (cash) basis, forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures. “Short-term investments” as used above includes debt instruments with 3 or fewer years remaining to maturity or weighted average life of less than 3 years; futures and options with 3 or fewer years remaining to expiration; swaps on instruments with 3 or fewer years remaining to maturity; and holdings of PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio. As used above, “short-term investments” does not include reverse repurchase agreements or securities held as collateral in securities lending arrangements.
Effective August 1, 2026, the following is added as the fourth sentence the first paragraph of the “Principal Investment Strategies” section of PIMCO Emerging Markets Local Currency and Bond Fund’s Fund Summary in the Prospectus:
“Currencies” refers to foreign currencies held on a spot (cash) basis, forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures.
Effective August 1, 2026, the following is added following the first sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO Emerging Markets Full Spectrum Bond Fund’s Fund Summary in the Prospectus:
PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will focus its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe.
Effective August 1, 2026, the following is added to the end of the “Fixed Income Instruments” subsection of the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
“Bond” as used in the name of PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged), PIMCO International Bond Fund (Unhedged), and PIMCO International Bond Fund (U.S. Dollar-Hedged) refers to “Fixed Income Instruments.” “Corporate Bond” as used in the PIMCO Emerging Markets Corporate Bond Fund’s name refers to “Fixed Income Instruments” issued by corporate issuers.

Effective August 1, 2026, the following is added as the last two sentences under “Duration” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
Short-term investments include debt instruments with 3 or fewer years remaining to maturity or weighted average life of less than 3 years; futures and options with 3 or fewer years remaining to expiration; swaps on instruments with 3 or fewer years remaining to maturity; and holdings of PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio. For purposes of PIMCO Emerging Markets Currency and Short-Term Investments Fund’s non‑fundamental investment policy regarding investments in currencies of, or Fixed Income Instruments denominated in currencies of, emerging market countries and short-term investments, “short-term investments” does not include reverse repurchase agreements or securities held as collateral in securities lending arrangements.
Effective August 1, 2026, the following is added as the last sentence of the first paragraph under “Foreign (non‑U.S.) Currencies” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
For purposes of (i) PIMCO Emerging Markets Currency and Short-Term Investments Fund’s non‑fundamental investment policy regarding investments in currencies of, or Fixed Income Instruments denominated in currencies of, emerging market countries and short-term investments, and (ii) PIMCO Emerging Markets Local Currency and Bond Fund’s non‑fundamental investment policy regarding investments in currencies of, or Fixed Income Instruments denominated in currencies of, emerging market countries and Fixed Income Instruments, “currencies” refers to foreign currencies held on a spot (cash) basis, forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures.
Investors Should Retain This Supplement for Future Reference
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